Notes to the unaudited interim condensed consolidated statement of financial position - Other current and non-current liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Notes to the unaudited interim condensed consolidated statement of financial position
Employee-related payables	€ 2,960	€ 2,734
Accrued payroll and other employee-related taxes	11,212	10,739
VAT payables	1,116	1,622
Other accrued taxes and employee-related expenses	284	148
Other miscellaneous payables	190	2,738
Other current liabilities	€ 15,761	€ 17,981